Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Right of Use Assets
	Consolidated
	2023	2022
	$	$
Amounts recognised in statement of financial position
Right-of-use assets

Right-of-use assets[1]	841,460	-
Depreciation	(97,726)	-
	743,734	-
[1]	For the year ended 30 June 2023, the Group entered into a three new lease agreement for its corporate head office in Sydney, Melbourne office and Clarion Clinic site. The leases have four, five and three-year terms respectively.

Schedule of Lease Liabilities
Current	170,656	-
Non-current	616,087	-
	786,743	-

Schedule of Amounts Recognised in Statement of Comprehensive Income
Depreciation charge of right-of-use assets	97,726	-
Net finance expenses	33,609	-
	131,335	-